Equity securities	12 Months Ended
Dec. 31, 2020
Equity securities.
Equity securities

7. Equity securities

As at December 31, 2020, equity securities were held at fair value of $nil (2019: $31,396,000) and there is a loss on equity securities of $21,000 (2019: Gain of $1,169,000) included in capital provision income on the face of the consolidated statement of comprehensive income (see note 6). At December 31, 2019, equity securities consisted of (a) $31,367,000 of equities received in settlement for a capital provision-indirect asset, which position was hedged and subsequently sold shortly after year end, resulting in no material impact to profit or loss and (b) $29,000 of a security previously received as consideration in a settlement of a capital provision-direct asset.

	2020	2019
	$’000	$’000
As at January 1	31,396	582
Assets received in kind	-	29,645
Realizations	(31,374)	-
Realized losses relative to cost	(9,736)	-
Previous unrealized (gains)/losses transferred to realized gains/(losses)	9,735	-
Fair value adjustment in the period	(21)	1,169
As at December 31	-	31,396

The following table presents the line-by-line impact of eliminating the interests of third-parties in the entities that Burford consolidates from the equity securities balance reported in the consolidated statement of financial position to arrive at Burford’s equity securities at December 31, 2020.

	Consolidated Total	Elimination of third-party entity interests	Burford only
	$’000	$’000	$’000
As at January 1, 2020	31,396	(31,367)	29
Realizations	(31,374)	31,367	(7)
Realized gains/(losses) relative to cost	(9,736)	(1,721)	(11,457)
Previous unrealized (gains)/losses transferred to realized gains/(losses)	9,735	1,721	11,456
Fair value adjustment in the period	(21)	-	(21)
As at December 31, 2020	-	-	-

	Consolidated Total	Elimination of third-party entity interests	Burford only
	$’000	$’000	$’000
As at January 1, 2019	582	-	582
Assets received in kind	29,645	(29,645)	-
Fair value adjustment in the period	1,169	(1,722)	(553)
As at December 31, 2019	31,396	(31,367)	29